SUBSEQUENT EVENTS (Detail Textuals)				1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 09, 2018 USD ($) Days $ / shares shares	Jan. 04, 2018 shares	Dec. 15, 2017 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 30, 2017 $ / shares shares	Dec. 28, 2017 $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2017 USD ($)	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 shares	Mar. 31, 2018 $ / shares
Subsequent Event [Line Items]
Number of shares issued							20,000
Warrants to purchase							1,312,722	96,000
Term of warrants							3 years
Gross proceeds | $							$ 1,079,998	$ 1,079,999	$ 1,742,170	$ 1,440,000
Warrants Outstanding, Weighted Average Exercise Price | $ / shares								$ 1.75
Conversion price								70.00%
Stock options issued to employees								15,864,031		23,800,000	4,550,000
Additional capital | $							6,394,872	$ 75,474,017		$ 37,144,817
Proceeds from issuance of convertible notes | $								3,907,750
Obligation to buy three month media | $							$ 1,650,000
Original issuance discount | $								444,933
Financing fees | $								$ 168,750
Minimum
Subsequent Event [Line Items]
Term of warrants							1 year
Warrants Outstanding, Weighted Average Exercise Price | $ / shares							$ 0.81
Convertible notes term								6 months
Annual interest rate								0.00%
Maximum
Subsequent Event [Line Items]
Term of warrants							5 years
Warrants Outstanding, Weighted Average Exercise Price | $ / shares							$ 2.60
Convertible notes term								2 years
Annual interest rate								12.00%
Brighton Capital, Ltd
Subsequent Event [Line Items]
Number of warrants							50,000
Term of warrants							5 years
Warrants Outstanding, Weighted Average Exercise Price | $ / shares							$ 1.90
Air Lease Corporation
Subsequent Event [Line Items]
Additional common stock to be issued										393,512
Common Stock
Subsequent Event [Line Items]
Number of shares issued							1,312,722	5,815,639		16,491,358
Share price | $ / shares										$ 1.69
Gross proceeds | $							$ 1,597,123
Number of common stock issued for exercise of warrants							2,317,948
Number of common stock shares issued pursuant to agreement								824,970		10,894,480
Common Stock | Minimum
Subsequent Event [Line Items]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares								$ 0.81		$ 1.25
Common Stock | Maximum
Subsequent Event [Line Items]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares								$ 2.05		$ 3.25
Replacement warrants
Subsequent Event [Line Items]
Number of warrants							2,313,615
Term of warrants							3 years
Replacement warrants | Minimum
Subsequent Event [Line Items]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares							$ 0.81
Replacement warrants | Maximum
Subsequent Event [Line Items]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares							$ 0.88
Convertible Note
Subsequent Event [Line Items]
Warrants to purchase							18,000
Term of warrants							5 years
Warrants Outstanding, Weighted Average Exercise Price | $ / shares							$ 1.75
Amount of convertible notes issued | $							$ 4,299,433
Number of common stock issued in connection with convertible notes							279,277
Conversion price							70.00%
Proceeds from issuance of convertible notes | $							$ 3,717,750
Convertible Note | Minimum
Subsequent Event [Line Items]
Convertible notes term							6 months
Annual interest rate							0.00%
Convertible Note | Maximum
Subsequent Event [Line Items]
Convertible notes term							1 year
Annual interest rate							0.12%
Subsequent Event
Subsequent Event [Line Items]
Number of shares issued	31,500
Warrants to purchase	31,500			881,642
Term of warrants	3 years			3 years
Gross proceeds | $				$ 595,998
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	$ 2.00											$ 2.00
Stock options issued to employees					100,000
Stock options issued to employees, exercise price | $ / shares					$ 1.98
Additional capital | $				$ 3,661,871
Aggregate gross proceeds from issuance of warrants | $	$ 63,000
Number of trading days prior to the conversion date | Days	25
Subsequent Event | Minimum
Subsequent Event [Line Items]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares				$ 0.81
Subsequent Event | Maximum
Subsequent Event [Line Items]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares				$ 2.60
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2018 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees						1,750,000
Stock options issued to employees, exercise price | $ / shares						$ 0.01
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2019 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees						1,750,000
Stock options issued to employees, exercise price | $ / shares						$ 1.75
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2020 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees						1,750,000
Stock options issued to employees, exercise price | $ / shares						$ 2.50
Subsequent Event | Agreement with Air Lease Corporation
Subsequent Event [Line Items]
Number of common stock shares issued pursuant to agreement		375,717	393,512
Subsequent Event | Agreement with Jet Midwest Group
Subsequent Event [Line Items]
Number of common stock shares issued pursuant to agreement		57,021	199,172
Subsequent Event | Brighton Capital, Ltd
Subsequent Event [Line Items]
Number of shares issued	20,000			20,000
Warrants to purchase	50,000			50,000
Term of warrants	5 years			5 years
Warrants Outstanding, Weighted Average Exercise Price | $ / shares	$ 1.90			$ 1.90
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares issued	91,448			881,642
Warrants to purchase	60,000
Gross proceeds | $				$ 1,597,123
Number of common stock issued for exercise of warrants				2,317,948
Subsequent Event | Replacement warrants
Subsequent Event [Line Items]
Number of warrants				2,313,615
Term of warrants				3 years
Subsequent Event | Replacement warrants | Minimum
Subsequent Event [Line Items]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares				$ 0.81
Subsequent Event | Replacement warrants | Maximum
Subsequent Event [Line Items]
Warrants Outstanding, Weighted Average Exercise Price | $ / shares				$ 0.88
Subsequent Event | Convertible Note
Subsequent Event [Line Items]
Warrants to purchase				18,000
Term of warrants				5 years
Warrants Outstanding, Weighted Average Exercise Price | $ / shares				$ 1.75
Amount of convertible notes issued | $	$ 145,833			$ 1,709,308
Number of common stock issued in connection with convertible notes	226,645			279,277
Convertible notes term	1 year
Annual interest rate	10.00%
Conversion price	70.00%			70.00%
Proceeds from issuance of convertible notes | $	$ 125,000			$ 1,468,750
Original issuance discount | $	14,583
Financing fees | $	6,250
Subsequent Event | Convertible Note | Minimum
Subsequent Event [Line Items]
Convertible notes term				6 months
Annual interest rate				0.00%
Subsequent Event | Convertible Note | Maximum
Subsequent Event [Line Items]
Convertible notes term				1 year
Annual interest rate				0.12%
Subsequent Event | Convertible note one
Subsequent Event [Line Items]
Amount of convertible notes issued | $	$ 406,750
Number of common stock issued in connection with convertible notes	671,606
Accrued interest convertible notes | $	$ 9,887